ACTIVE ASSETS GOVERNMENT SECURITIES TRUST                Two World Trade Center,
                                                        New York, New York 10048

LETTER TO THE SHAREHOLDERS December 31, 1997

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Active Assets Government Securities Trust for the six-month period ended December 31, 1997.

As of December 31, 1997, the Trust had net assets totaling $690 million with an average life of 66 days. The Trust's annualized net investment income for the six-month period under review was 4.94 percent, and its 30-day annualized yield for December was 4.98 percent.

MARKET OVERVIEW

After rising by about 25 basis points late in the first quarter of 1997, money market yields held remarkably stable during the remainder of the year. The target rate for federal funds remained constant at 5 1/2 percent from March 25, 1997, through year-end. Overall economic conditions in the United States continue to be excellent, while inflation has remained quite moderate. The unemployment rate reached a 24-year low during the year.

Aided by favorable demographic trends, cash flows into financial assets were robust throughout 1997. Money market funds were certainly no exception, as total assets in all such funds surpassed $1 trillion for the first time early in August.

PORTFOLIO COMPOSITION AND STRUCTURE

On December 31, 1997, approximately 99 percent of the Trust's portfolio consisted of federal agency obligations, with the remaining 1 percent invested in U.S. Treasury bills. At that date approximately 92 percent of the Trust's holdings were scheduled to mature in less than four months. Therefore, the portfolio is well positioned for high current income, preservation of capital and a high degree of liquidity. We continue to operate the Trust in a straightforward, conservative style without structured notes or derivatives that could fluctuate excessively with changing interest rates. As always, the Trust serves as a useful

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST investment for those seeking liquidity, preservation of capital and a yield that reflects prevailing money market conditions.

LOOKING AHEAD

At this time we anticipate a slight moderation in the pace of economic activity during the first half of 1998, with no major adverse surprises in the rate of inflation. We do not expect yields available to the Trust early in 1998 to differ dramatically from those available during the second half of 1997.

We appreciate your ongoing support of Active Assets Government Securities Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS December 31, 1997 (unaudited)

                                                              ANNUALIZED
PRINCIPAL                     DESCRIPTION                        YIELD
AMOUNT IN                         AND                         ON DATE OF
THOUSANDS                   MATURITY DATES                     PURCHASE           VALUE
-------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCIES (99.3%)
$ 79,855      Federal Farm Credit Bank
               01/09/98 - 04/15/98.......................    5.54 - 5.57%      $ 79,327,636
 327,333      Federal Home Loan Banks
               01/07/98 - 10/16/98.......................     5.49 - 5.72       323,698,876
 101,615      Federal Home Loan Mortgage Corp.
               01/02/98 - 04/30/98.......................     5.51 - 6.00       100,920,093
 183,212      Federal National Mortgage Assoc.
               01/06/98 - 06/08/98.......................     5.45 - 5.71       181,360,648
                                                                               ------------
              TOTAL U.S. GOVERNMENT AGENCIES
              (Amortized Cost $685,307,253)...............................      685,307,253
                                                                               ------------
              U.S. GOVERNMENT OBLIGATION (0.7%)
   5,000      U.S. Treasury Bill 02/05/98
              (Amortized Cost $4,974,868)................        5.32             4,974,868
                                                                               ------------
              TOTAL INVESTMENTS
              (Amortized Cost $690,282,121) (a).................... 100.0%      690,282,121
              LIABILITIES IN EXCESS OF CASH AND
              OTHER ASSETS.........................................   0.0          (213,485)
                                                                    -----      ------------

              NET ASSETS........................................... 100.0%     $690,068,636
                                                                    =====      ============

---------------------
(a) Cost is the same for federal income tax purposes.

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997 (unaudited)
ASSETS:
Investments in securities, at value
 (amortized cost $690,282,121)........................................    $690,282,121
Cash..................................................................          13,148
Interest receivable...................................................         160,259
Prepaid expenses and other assets.....................................          93,509
                                                                          ------------

    TOTAL ASSETS......................................................     690,549,037
                                                                          ------------

LIABILITIES:
Payable for:
    Investment management fee.........................................         301,957
    Plan of distribution fee..........................................          63,071
    Shares of beneficial interest repurchased.........................           9,680
Accrued expenses and other payables...................................         105,693
                                                                          ------------

    TOTAL LIABILITIES.................................................         480,401
                                                                          ------------

    NET ASSETS........................................................    $690,068,636
                                                                          ============

COMPOSITION OF NET ASSETS:
Paid-in-capital.......................................................    $690,068,505
Accumulated undistributed net investment income.......................             131
                                                                          ------------

    NET ASSETS........................................................    $690,068,636
                                                                          ============

NET ASSET VALUE PER SHARE,
 690,068,505 shares outstanding
 (unlimited shares authorized of $.01 par value)......................           $1.00
                                                                                 ======

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

STATEMENT OF OPERATIONS
For the six months ended December 31, 1997 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME........................................................    $19,088,755
                                                                           -----------

EXPENSES
Investment management fee..............................................      1,642,077
Plan of distribution fee...............................................        341,891
Registration fees......................................................         62,668
Transfer agent fees and expenses.......................................         59,794
Professional fees......................................................         25,973
Shareholder reports and notices........................................         21,914
Custodian fees.........................................................         17,602
Trustees' fees and expenses............................................          8,211
Other..................................................................          3,738
                                                                           -----------

    TOTAL EXPENSES.....................................................      2,183,868
                                                                           -----------

NET INVESTMENT INCOME AND NET INCREASE.................................    $16,904,887
                                                                           ===========

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                                               FOR THE YEAR
                                                            FOR THE SIX           ENDED
                                                           MONTHS ENDED          JUNE 30,
                                                         DECEMBER 31, 1997         1997
-------------------------------------------------------------------------------------------
                                                            (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income and net increase...............       $ 16,904,887       $ 31,166,850

Dividends from net investment income.................        (16,905,253)       (31,166,690)

Net increase from transactions in shares of
 beneficial interest.................................         69,619,975         49,048,779
                                                            ------------       ------------

    NET INCREASE.....................................         69,619,609         49,048,939
NET ASSETS:
Beginning of period..................................        620,449,027        571,400,088
                                                            ------------       ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $131 and $497, respectively).....................       $690,068,636       $620,449,027
                                                            ============       ============

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Government Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objectives are high current income, preservation of capital and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1997 (unaudited) continued

daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1997 (unaudited) continued

in any subsequent fiscal year. For the six months ended December 31, 1997, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 1997 aggregated $4,117,065,115 and $4,065,963,974, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At December 31, 1997, the Trust had transfer agent fees and expenses payable of approximately $2,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,549. At December 31, 1997, the Trust had an accrued pension liability of $48,182 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                                            FOR THE SIX         FOR THE YEAR
                                                                                           MONTHS ENDED            ENDED
                                                                                         DECEMBER 31, 1997     JUNE 30, 1997
                                                                                         -----------------     --------------
                                                                                            (unaudited)
Shares sold..........................................................................       1,204,647,447       2,095,701,110
Shares issued in reinvestment of dividends...........................................          16,892,653          31,136,575
                                                                                           --------------      --------------
                                                                                            1,221,540,100       2,126,837,685
Shares repurchased...................................................................      (1,151,920,125)     (2,077,788,906)
                                                                                           --------------      --------------
Net increase in shares outstanding...................................................          69,619,975          49,048,779
                                                                                           ==============      ==============

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                     FOR THE SIX                        FOR THE YEAR ENDED JUNE 30,
                                                    MONTHS ENDED          -------------------------------------------------------
                                                  DECEMBER 31, 1997        1997        1996        1995        1994        1993
---------------------------------------------------------------------------------------------------------------------------------
                                                     (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........         $  1.00            $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                       -------            -------     -------     -------     -------     -------
Net investment income.........................           0.025              0.048       0.049       0.048       0.027       0.027
Less dividends from net investment income.....          (0.025)            (0.048)     (0.049)     (0.048)     (0.027)     (0.027)
                                                       -------            -------     -------     -------     -------     -------
Net asset value, end of period................         $  1.00            $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                       =======            =======     =======     =======     =======     =======
TOTAL INVESTMENT RETURN+......................            2.52%(1)           4.92%       5.03%       4.92%       2.76%       2.71%

RATIOS TO AVERAGE NET ASSETS:
Expenses......................................            0.64%(2)           0.64%       0.65%       0.67%       0.66%       0.66%
Net investment income.........................            4.94%(2)           4.78%       4.93%       4.84%       2.72%       2.68%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions........            $690               $620        $571        $542        $472        $509

---------------------
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES
-------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Jonathan R. Page
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-------------------------------------------------
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
-------------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
-------------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.



---------------
ACTIVE
 ...............
ASSETS(R)
 ...............
ACCOUNT
---------------


ACTIVE ASSETS
GOVERNMENT
SECURITIES TRUST


Semiannual Report
December 31, 1997